SEGMENT INFORMATION (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 26,116	$ 30,272	$ 137,689	$ 164,830
Operating costs and expenses	(32,291)	(35,122)	(145,645)	(182,271)
Depreciation and amortization	(1,165)	(1,523)	(5,694)	(6,174)
Share of income	250	305	2,580	3,296
Segment contribution	(7,090)	(6,068)	(12,051)	(20,319)
Negative gross margin	3,100		3,100
Total assets by segment [Abstract]
Total assets	178,368		192,054	220,270
Reconciliation of total segment contribution to income (loss) before provision for income taxes [Abstract]
Total segment contribution (loss)	(7,090)	(6,068)	(12,051)	(20,319)
Interest expense, net	(2,943)	(2,018)	(9,459)	(8,279)
Change in fair value of stock warrants	497	(1,800)	3,522	201
Other expense	(776)	123	(1,356)	(479)
LOSS BEFORE PROVISION FOR INCOME TAXES	(10,312)	(9,763)	(20,801)	(28,876)
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Operating costs and expenses	(3,027)	(2,627)	(11,975)	(11,087)
Depreciation and amortization	(98)	(43)	(480)	(39)
Share of income	0	0	0	0
Segment contribution	(3,125)	(2,670)	(12,455)	(11,126)
Total assets by segment [Abstract]
Total assets	4,398		8,873	7,211
IP Licensing [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	458	13	8,752	8,019
Operating costs and expenses	(487)	(183)	(6,662)	(7,967)
Depreciation and amortization	(29)	(25)	(115)	(89)
Share of income	250	305	2,580	3,296
Segment contribution	192	110	4,555	3,259
Total assets by segment [Abstract]
Total assets	24,820		30,197	36,127
Wholesale [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	17,987	21,350	91,379	115,397
Operating costs and expenses	(19,502)	(22,936)	(85,595)	(118,455)
Depreciation and amortization	(368)	(665)	(1,684)	(3,115)
Share of income	0	0	0	0
Segment contribution	(1,883)	(2,251)	4,100	(6,173)
Total assets by segment [Abstract]
Total assets	140,141		140,935	160,968
Direct-to-Consumer [Member] | Reportable Segments [Member]
Segment Reporting Information [Line Items]
Revenue	7,671	8,909	37,558	41,414
Operating costs and expenses	(9,275)	(9,376)	(41,413)	(44,762)
Depreciation and amortization	(670)	(790)	(3,415)	(2,931)
Share of income	0	0	0	0
Segment contribution	(2,274)	$ (1,257)	(8,251)	(6,279)
Total assets by segment [Abstract]
Total assets	$ 9,009		$ 12,049	$ 15,964